Other income, gains or loss - net (Tables)	12 Months Ended
Dec. 31, 2022
Other income, gains or loss - net
Schedule of other income, gains or loss

	For the year ended
	December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Net foreign exchange gain/(loss)	285,722	77,143	(312,843)
Government grants and tax rebates (Note a)	63,627	51,080	58,013
Net gain on financial assets at fair value through profit or loss	49,447	45,644	30,687
Gain on dilution of interest in associate (Note 14)	2,511	—	—
Gain/(loss) on disposal of property and equipment and intangible asset	1,302	(266)	(6,198)
Remeasurement of redemption liability (Note b)	—	—	37,874
Guarantee (loss)/gain, net	(69,185)	10,757	—
Net (loss)/gain on derivatives	(281,691)	(169,545)	262,769
Others	6,699	(892)	516
	58,432	13,921	70,818

(a)	Government grants and tax rebates

Government grants and tax rebates were related to income. There were no unfulfilled conditions or contingencies related to these subsidies.

	For the year ended
	December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Government grants	44,202	28,871	27,421
- Technology development incentives	25,425	14,391	10,493
- Epidemic subsidies	4,000	—	—
- Operation subsidies	14,777	14,480	16,928
Tax rebates	19,425	22,209	30,592
	63,627	51,080	58,013